Net Interest Income (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclassification [Abstract]
From "interest and similar income"		€ 550	€ 493
To "interest expense"		550	493
Net Interest Income [Abstract]
Government grants under the (TLTRO II) program included in Other interest income	€ 93	116
Interest income recorded on impaired financial assets	€ 0	€ 61	€ 63